Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) - Restricted Stock Units [member] Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 91	$ 128
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	9.1	15.1
Share-based compensation grant date fair value	$ 26	$ 32